SCHEDULE OF NUMBER OF UNVESTED RSUs (Details) - Restricted share units [member]	12 Months Ended
Mar. 31, 2026 shares
IfrsStatementLineItems [Line Items]
Number of unvested shares
Number of unvested shares	203,743
Number of unvested shares	12,386
Number of unvested shares	(73,544)
Number of unvested shares	(18,726)
Number of unvested shares	123,859
Number of unvested shares	15,482
Number of unvested shares	9,193